Capital Stock (Details)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 21, 2010	Dec. 31, 2008	Mar. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2011 Cumulative Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]
Schedule of Capital Stock
Common Shares in Treasury	3,601,159	124,324,862	119,209,669		110,111,465
Common stock, shares outstanding	103,854,234	107,020,728	109,436,869		117,035,117
Shares tendered as payment for option rights exercised	2,274	15,752	9,743				(2,274)	(15,752)	(9,743)
Shares issued for exercise of option rights							1,480,058	2,436,639	1,075,395
Shares tendered in connection with grants of restricted stock		99,441	88,461					(99,441)	(88,461)
Net shares issued for grants of restricted stock							55,722	262,413	424,561
Treasury stock purchased	4,700,000	5,000,000	9,000,000				(4,700,000)	(5,000,000)	(9,000,000)
Treasury stock retired						(125,425,977)				(125,425,977)
Capital Stock (Textual) [Abstract]
Preferred stock authorized	30,000,000										3,000,000	1,000,000
Number of shares Retired						125,425,977				125,425,977
Capital Stock (Additional Textual) [Abstract]
Common stock authorized	300,000,000
Increase in number of shares authorized under employee plan				9,200,000
Common stock reserved for future grants of restricted stock	18,013,429	19,835,391	13,381,449
Number of shares authorized under Employee Plan				19,200,000
Common stack held in revocable trust	475,628	475,628	475,628